FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Details of Derivative Instruments (Details) shares in Millions		12 Months Ended
	Jun. 22, 2020 CAD ($)	Dec. 31, 2021 CAD ($) $ / shares $ / $ shares	Dec. 31, 2021 USD ($) $ / $ shares	Dec. 31, 2020 CAD ($) $ / $ $ / shares shares	Dec. 31, 2020 USD ($) $ / $ shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 22, 2020 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Net cash paid on settlement		$ (8,000,000)		$ 80,000,000
Hedging effect, net proceeds received from issuances		550,000,000		2,540,000,000
Payments to settle derivative		5,236,000,000		8,047,000,000
Derivative financial assets outstanding		895,000,000		$ 1,011,000,000					$ 1,439,000,000
Senior Notes Due 2022
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 1,450,000,000
Coupon rate		5.34%				5.34%
Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 750,000,000		$ 750,000,000
Spread on variable rate (as a percent)								0.60%
Hedging effect, net proceeds received from issuances	$ 1,019,000,000
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Debt derivatives settled, exchange rate | $ / $				1.372	1.372
Payments to settle derivative		$ 3,931,000,000		$ 6,826,000,000
Outstanding bond forwards		(11,000,000)		12,000,000
Derivative financial assets outstanding		1,121,000,000		1,086,000,000
Debt derivatives | Credit facilities
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional		$ 1,503,000,000	$ 1,200,000,000	$ 1,385,000,000	$ 970,000,000
Debt derivatives entered, exchange rate | $ / $		1.253	1.253	1.428	1.428
Debt derivatives settled, notional amount		$ 1,003,000,000	$ 800,000,000	$ 1,364,000,000	$ 970,000,000
Debt derivatives settled, exchange rate | $ / $		1.254	1.254	1.406	1.406
Net cash paid on settlement		$ (2,000,000)		$ (21,000,000)
Debt derivatives | US commercial paper program
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional		$ 3,235,000,000	$ 2,568,000,000	$ 4,406,000,000	$ 3,316,000,000
Debt derivatives entered, exchange rate | $ / $		1.260	1.260	1.329	1.329
Debt derivatives settled, notional amount		$ 2,911,000,000	$ 2,312,000,000	$ 5,441,000,000	$ 4,091,000,000
Debt derivatives settled, exchange rate | $ / $		1.259	1.259	1.330	1.330
Net cash paid on settlement		$ (15,000,000)		$ 101,000,000
Debt derivatives | Senior Notes Due 2022 | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Coupon rate								0.955%
Hedging effect, net proceeds received from issuances	$ 1,019,000,000
Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional		$ 545,000,000	$ 438,000,000	$ 2,095,000,000	$ 1,560,000,000
Debt derivatives entered, exchange rate | $ / $		1.244	1.244	1.343	1.343
Debt derivatives settled, notional amount		$ 1,306,000,000	$ 960,000,000	$ 1,221,000,000	$ 940,000,000
Debt derivatives settled, exchange rate | $ / $		1.360	1.360	1.299	1.299
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Net cash paid on settlement		$ 3,000,000		$ 1,000,000
Payments to settle derivative		$ 0		$ 0
Weighted average price of hedging instrument | $ / shares		60.98		56.08
Derivative financial assets outstanding		$ 36,000,000		$ 34,000,000					55,000,000
Derivatives entered		$ 400,000		$ 300,000
Number of derivatives settled (in shares) | shares		0.5	0.5	0.5	0.5
Derivatives settled, weighted average price (in dollars per share) | $ / shares		$ 59.64		$ 54.16
Equity derivatives | Class B Non-Voting Shares
Disclosure of detailed information about financial instruments [line items]
Weighted average price of hedging instrument | $ / shares		53.10		51.82
Derivative financial assets outstanding		$ 5,000,000		$ 4,600,000
Equity derivatives | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Weighted average price of hedging instrument | $ / shares		50.37
Lease Liabilities
Disclosure of detailed information about financial instruments [line items]
Debt derivatives entered, notional		$ 168,000,000	$ 132,000,000	$ 158,000,000	$ 115,000,000
Debt derivatives entered, exchange rate | $ / $		1.273	1.273	1.374	1.374
Debt derivatives settled, notional amount		$ 108,000,000	$ 81,000,000	$ 59,000,000	$ 43,000,000
Debt derivatives settled, exchange rate | $ / $		1.333	1.333
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount						11,200,000,000	$ 9,200,000,000
Payments to settle derivative		$ 0		0
Derivative financial assets outstanding		$ 1,110,000,000		$ 1,098,000,000					1,412,000,000
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 1,068,000,000	$ 1,590,000,000
Percent of derivatives designated as hedges		100.00%		100.00%		100.00%	100.00%
Average foreign exchange rate | $ / $		1.287	1.287	1.342	1.342
Payments to settle derivative		$ 1,305,000,000		$ 1,221,000,000
Outstanding bond forwards		$ 19,000,000
Derivative financial assets outstanding				$ (109,000,000)					$ 1,000,000
Cash flow hedges | Lease Liabilities
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 193,000,000	$ 142,000,000
Average foreign exchange rate | $ / $		1.301	1.301	1.352	1.352